Convertible Loans (Tables)	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Schedule of convertible loans
December 31, 2020

Convertible loans, net of discount of $0 and $41,611	$383,313
Convertible loans – related party	113,130
496,443
Less: current portion	(463,980)

Convertible loans, long term	$32,463